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                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form

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1.   Name and address of issuer: Massachusetts Mutual Variable Annuity Separate
                                 Account 4
                                 1295 State Street
                                 Springfield, MA 01111-0001

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): []

Massachusetts Mutual Variable Annuity Separate Account 3(segment related to Securities Act File Number 333-81015)

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3.   Investment Company Act File Number: 811-08619

     Securities Act File Number: 333-81015

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4(a).Last day of fiscal year for which this Form is filed: December 31, 1999


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4(b).[] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2))

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).[] Check box if this is the last time the issuer will be filing this Form


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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                        $ 3,803,726
                                                                      ----------
     (ii)   Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                             $   131,092
                                                          ----------
     (iii)  Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce registration
            fees payable to the Commission.              $         0
                                                          ----------
     (iv)   Total available redemption credits
            [add items 5(ii) and 5(iii)                             -$   131,092
                                                                      ----------
     (v)    Net sales - if Items 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                         $ 3,672,634
                                                                      ----------

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     (vi)   Redemption credits available for          $(        0)
            use in future years - if Item 5(i)         ----------
            is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                              $         0
                                                                      ----------
     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                               x   .000264
                                                                      ----------
     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii] (enter "0" if
            no fee is due):                                         =$    969.58
                                                                      ----------

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6.   Prepaid Shares


     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________

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7.   Interest due - If this form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                    +$         0
                                                                      ----------

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                    =$    969.58
                                                                      ----------

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: March 22, 2000

          Method of Delivery:

                             [X] Wire Transfer

                             [_] Mail or other means

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                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*                            /s/ Stephen R. Bosworth
                                                     ---------------------------
                                                     Stephen R. Bosworth
                                                     Vice President and
                                                     Associate General Counsel

Date March 22, 2000
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  * Please print the name and title of the signing officer below the signature.
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